Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous current assets [abstract]
Disclosure of other current assets	The composition of other current assets is shown below:

		December 31	December 31

(in thousands)	Note	2023	2022

Prepaid expenses		$2,628	$2,856

Other		871	431

Total other current assets		$3,499	$3,287